Net Income (Loss) Per Share - Schedule of Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Earnings Per Share [Abstract]
Net income (loss)	$ 223	$ 252	$ 591	$ 582
Weighted average ordinary shares used to calculate basic net income (loss) per share (in shares)	1,062	1,052	1,060	1,049
Equity-classified shared-based awards (in shares)	7	12	8	13
Weighted average ordinary shares used to calculate diluted net income (loss) per share (in shares)	1,069	1,064	1,068	1,062
Income (loss) per share attributable to ordinary shareholders — basic
Net income (loss) per ordinary share - basic (in dollars per share)	$ 0.21	$ 0.24	$ 0.56	$ 0.56
Income (loss) per share attributable to ordinary shareholders — diluted
Net income (loss) per ordinary share - diluted (in dollars per share)	$ 0.21	$ 0.24	$ 0.55	$ 0.55